Partners' Capital	12 Months Ended
Dec. 31, 2015
Partners' Capital [Abstract]
Partners' Capital

11.  PARTNERS’ CAPITAL

A rollforward of the number of common and subordinated limited partner units outstanding is as follows:

	Common Units-	Common Units-	Subordinated Units-
	Public	Green Plains	Green Plains	Total
Units issued in connection with IPO, July 1, 2015	11,500,000	4,389,642	15,889,642	31,779,284
Units issued under LTIP	10,089	-	-	10,089
Units outstanding, December 31, 2015	11,510,089	4,389,642	15,889,642	31,789,373

The partnership’s subordinated units are not entitled to distributions until the common units have received the minimum quarterly distribution for that quarter plus any arrearages of the minimum quarterly distribution from prior quarters. Subordinated units do not accrue arrearages.

The subordination period ends on the first business day after the date the partnership pays distributions of at least $1.60 on each of the outstanding common and subordinated units and the corresponding distribution on the general partner’s 2% general partner interest for three consecutive, four quarter periods ending on or after June 30, 2018, or $2.40 on each of the outstanding common units and subordinated units, and the corresponding distribution on the general partner’s 2% general partner interest and incentive distribution rights for any four-quarter period ending on or after June 30, 2016, provided there are no arrearages of the minimum quarterly distributions from prior quarters at that time. When the subordination period ends, each outstanding subordinated unit will convert into one common unit and the common units will no longer be entitled to arrearages.

Issuance of Additional Securities

The partnership agreement authorizes the partnership to issue unlimited additional partnership interests on the terms and conditions determined by the general partner without unitholder approval.

It is possible the partnership will fund acquisitions through the issuance of additional common units, subordinated units or other partnership interests. Holders of any additional common units are entitled to share equally with existing holders in the partnership’s distributions of available cash. The issuance of additional common units or other partnership interests may dilute the value of the existing holders of common units’ interests.

In accordance with Delaware law and the provisions of the partnership agreement, the partnership may also issue additional interests that have rights to distributions or special voting rights the common units do not have, as determined by the general partner. In addition, the partnership agreement does not prohibit the partnership’s subsidiaries to issue equity interests, which may effectively rank senior to the common units.

The general partner has the right, which it may from time to time assign in whole or in part to any of its affiliates, to purchase common units, subordinated units or other partnership interests from the partnership whenever, and on the same terms that, the partnership issues those interests to persons other than the general partner and its affiliates to maintain the percentage interest of the general partner and its affiliates, including interests represented by common and subordinated units that existed immediately prior to each issuance. The other holders of common units do not have preemptive rights under the partnership agreement to acquire additional common units or other partnership interests.

Cash Distribution Policy

Quarterly distributions are made within 45 days after the end of each calendar quarter, assuming we have sufficient available cash. Available cash generally means, all cash and cash equivalents on hand at the end of that quarter less cash reserves established by the general partner plus all or any portion of the cash on hand resulting from working capital borrowings made subsequent to the end of that quarter.

The general partner is entitled to 2% of all distributions prior to the partnership’s liquidation. The general partner’s 2% general partner interest is reduced if the partnership issues additional partnership interests and the general partner does not contribute a proportionate amount of capital to the partnership to maintain its 2% general partner interest.

Before the partnership makes quarterly distributions to subordinated unitholders, the common unitholders are entitled to receive the full minimum quarterly distribution plus any arrearages in distributions from prior quarters. During the subordination period, the partnership makes distributions in the following manner:

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first, 98% to the common unitholders, pro rata, and 2% to the general partner, until the partnership distributes an amount equal to the minimum quarterly distribution for that quarter on each outstanding common unit;

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second, 98% to the common unitholders, pro rata, and 2% to the general partner, until the partnership distributes an amount equal to any arrearages of the minimum quarterly distribution for any prior quarters during the subordination period on each outstanding common unit;

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third, 98% to the subordinated unitholders, pro rata, and 2% to the general partner, until the partnership distributes an amount equal to the minimum quarterly distribution for that quarter on each outstanding subordinated unit; and

•	thereafter, in the manner described in the table below.

The preceding discussion is based on the assumptions that the general partner maintains its 2% general partner interest and the partnership does not issue additional classes of equity securities.

The general partner also initially holds incentive distribution rights that entitles it to receive increasing percentages, up to 48%, of available cash distributed from operating surplus, as defined in the partnership agreement, in excess of $0.46 per unit per quarter. The maximum distribution of 48% does not include any distributions the general partner or its affiliates may receive on its general partner interest, common units or subordinated units.

The following table illustrates the percentage allocations of available cash from operating surplus during the subordination period between the unitholders and the general partner, as the holder of the incentive distribution rights, based on the specified target distribution levels:

			Marginal Percentage Interest in Distribution (1)
	Total Quarterly Distribution Per Unit - Target Amount		Common and Subordinated Unitholders	General Partner (as holder of Incentive Distribution Rights) (2)
Minimum quarterly distribution	$0.40		98.0%	2.0%
First target distribution	above $0.40	up to $0.46	98.0%	2.0%
Second target distribution	above $0.46	up to $0.50	85.0%	15.0%
Third target distribution	above $0.50	up to $0.60	75.0%	25.0%
Thereafter	above $0.60		50.0%	50.0%

(1) Includes percentage interests of the general partner, as the holder of incentive distribution rights, and the unitholders when the partnership distributes available cash from operating surplus up to and including the corresponding amount in the column “Total Quarterly Distribution Per Unit Target Amount.” The percentage interests shown for the unitholders and the general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution.

(2) The percentage interests for the general partner assume the general partner contributed additional capital necessary to maintain its 2% general partner interest, did not transfer any of its incentive distribution rights and there were no arrearages on common units.

The table below summarizes 2015 quarterly cash distributions declarations, payments and scheduled payments through February 12, 2016:

	Year Ended December 31, 2015
	Declaration Date	Record Date	Payment Date	Quarterly Distribution
Third quarter	October 22, 2015	November 6, 2015	November 13, 2015	$0.40
Fourth quarter	January 21, 2016	February 5, 2015	February 12, 2016	$0.4025

On January 21, 2016, the board of directors of the general partner declared a quarterly cash distribution of $0.4025 per unit, or approximately $13.1 million in total, for the quarter ended year ended December 31, 2015. The distribution was paid on February 12, 2016, to unitholders of record as of February 5, 2016. The allocation of total cash distributions to the general and limited partners applicable to the period the distributions were earned are as follows (in thousands):

Year Ended December 31, 2015
General partner distribution	$521
Limited partners' distributions:
Limited partner common units - public	9,237
Limited partner common units - Green Plains	3,523
Limited partner subordinated units - Green Plains	12,751
Total limited partners' distributions	25,511
Total cash distributions	$26,032